Share-based payments - Outstanding DSUs Activity (Details) - Deferred Stock Units (DSU)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, outstanding (in shares)	4,391,997	4,309,528
Issued (in shares)	84,588	94,580
Settlement of RSUs/PSUs (in shares)	146,960	112,675
Dividends credited (in shares)	236,079	240,879
Settled (in shares)	(236,525)	(365,665)
Ending balance, outstanding (in shares)	4,623,099	4,391,997
Weighted average fair value at measurement date, other equity instruments granted | $	$ 59	$ 55